Share capital - Restricted share units (Details) - RSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	507,849	0
Number Of Share Option Granted In Sharebased Payment Arrangement	0	507,849
Number Of Share Option Exercised In Sharebased Payment Arrangement	0	0
Number of options outstanding, ending	507,849	507,849
Weighted average exercise price, Options outstanding, beginning	$ 3.44	$ 0.00
Weighted Average Exercise Price Of Share Option Granted In Sharebased Payment Arrangement	0.00	3.44
Weighted Average Exercise Price Of Share Option Exercised In Sharebased Payment Arrangement	0.00	0.00
Weighted average exercise price, Options outstanding, ending	$ 3.44	$ 3.44